Loans (Loans Balances Related to Allowance and the Basis of Impairment Methodology) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		$ 6,203,679	$ 1,616,317	$ 1,972,739
Loans individually evaluated for impairment without specific reserve		3,608,444	4,293,338	5,815,645
Loans collectively evaluated for impairment		532,475,125	295,679,275	259,232,758
Total Financing Receivables	576,673,464	542,287,248	301,588,930	267,021,142
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		5,924,354	1,616,317	1,972,739
Loans individually evaluated for impairment without specific reserve		1,720,458	2,273,029	3,734,900
Loans collectively evaluated for impairment		413,842,516	201,096,650	172,516,950
Total Financing Receivables	468,479,744	421,487,328	204,985,996	178,224,589
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		136,654
Loans individually evaluated for impairment without specific reserve		1,887,986	2,020,309	2,080,745
Loans collectively evaluated for impairment		105,101,255	81,502,747	72,093,655
Total Financing Receivables	95,946,143	107,125,895	83,523,056	74,174,400
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		142,671
Loans collectively evaluated for impairment		8,717,775	11,621,392	13,120,566
Total Financing Receivables	8,036,872	8,860,446	11,621,392	13,120,566
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment		4,813,579	1,458,486	1,501,587
Total Financing Receivables	4,210,705	4,813,579	1,458,486	1,501,587
Legacy [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,315,642	6,156,044
Loans individually evaluated for impairment without specific reserve	5,554,078	3,608,444
Loans collectively evaluated for impairment	430,836,587	367,388,734
Total Financing Receivables	437,706,307	377,153,222
Legacy [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,315,642	5,924,354
Loans individually evaluated for impairment without specific reserve	3,652,420	1,720,458
Loans collectively evaluated for impairment	336,384,610	267,059,878
Legacy [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		89,019
Loans individually evaluated for impairment without specific reserve	1,901,658	1,887,986
Loans collectively evaluated for impairment	83,422,187	88,818,899
Legacy [Member] | Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		142,671
Loans collectively evaluated for impairment	8,036,872	8,717,775
Legacy [Member] | Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	2,992,918	2,792,182
Acquired [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,177,867	47,635
Loans individually evaluated for impairment without specific reserve	14,223,374	16,290,470
Loans collectively evaluated for impairment	123,565,916	148,795,921
Total Financing Receivables	138,967,157	165,134,026
Acquired [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	957,624
Loans individually evaluated for impairment without specific reserve	12,954,203	14,830,285
Loans collectively evaluated for impairment	113,215,245	131,952,352
Acquired [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	220,243	47,635
Loans individually evaluated for impairment without specific reserve	1,269,171	1,460,185
Loans collectively evaluated for impairment	9,132,884	14,822,172
Acquired [Member] | Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	$ 1,217,787	$ 2,021,397